Acquisitions (Schedule of Adjustment of Supplemental Pro Forma Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Makerbot [Member]	Dec. 31, 2012 Makerbot [Member]	Dec. 31, 2012 Objet [Member]	Dec. 31, 2011 Objet [Member]
Business Acquisition [Line Items]
Stock-based compensation related to business combination			$ 22,642	$ 22,079
Increase in amortization of intangibles	13,466	23,556	44,239	48,261
Adjust performance bonus expenses	(163)	19,836
Adjust expenses related to business combination (deal fees, inventory, interest and deferred revenues step-up and earn-out revaluation)	(10,628)	11,272	(28,850)	50,644
Adjust taxes related to the adjustments to the supplemental pro forma	(4,239)	(20,226)	(2,899)	(6,960)
Total pro forma information adjustments	$ (1,564)	$ 34,438	$ 35,132	$ 114,024